VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2025
Variable Interest Entity Disclosure [Abstract]
VARIABLE INTEREST ENTITIES	VARIABLE INTEREST ENTITIES
In the normal course of business, we enter into joint ventures or make investments with business partners that support our underlying business strategy and provide us the ability to enter new markets to expand the reach of our brands, develop new programming and/or distribute our existing content. In certain instances, an entity in which we make an investment may qualify as a VIE. In determining whether we are the primary beneficiary of a VIE, we assess whether we have the power to direct matters that most significantly impact the activities of the VIE, and have the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.

The following tables present the amounts recorded in our consolidated financial statements related to our consolidated VIEs.

	Successor	Predecessor
	At	At
	December 31, 2025	December 31, 2024
Total assets	$1,193	$1,825

Total liabilities	$311	$198

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Revenues	$243	$294	$530	$598

Operating income (loss)	$13	$(102)	$(124)	$(107)